UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5227

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock World Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                          Shares
                 Industry                                   Held   Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.1%    Paper - 0.1%                             80,642   Western Forest Products, Inc. (c)                   $    143,193
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Canada                            143,193
-----------------------------------------------------------------------------------------------------------------------------------
United           Telecommunications - 0.0%                     1   PTV, Inc. (c)                                                500
States - 0.0%    ------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the United States                     500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks (Cost - $1,406,995) - 0.1%           143,693
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United           Telecommunications - 0.1%                29,543   PTV, Inc. Series A, 10%                                  118,172
States - 0.1%    ------------------------------------------------------------------------------------------------------------------
                                                                   Total Preferred Stocks  (Cost - $982,122) - 0.1%         118,172
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Warrants
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela -      Government - Foreign - 0.0%               3,000   Venezuela Oil Obligations (expires 4/15/2020) (g)        108,000
0.0%             ------------------------------------------------------------------------------------------------------------------
                                                                   Total Warrants in Latin America - 0.0%                   108,000
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United           Health Care - 0.0%                       14,085   HealthSouth Corp. (expires 1/16/2014) (g)                 11,268
States - 0.1%    ------------------------------------------------------------------------------------------------------------------
                 Wireless Communications - 0.1%              225   American Tower Corp. (expires 8/01/2008) (g)             123,399
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Warrants in North America - 0.1%                   134,667
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Warrants (Cost - $14,639) - 0.1%                   242,667
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Face
                                                          Amount   Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Africa
-----------------------------------------------------------------------------------------------------------------------------------
South            Government - Foreign - 1.1%     ZAR   5,000,000   South Africa Government Bond, 13% due
Africa - 1.1%                                                      8/31/2010                                                785,581
                                                       3,666,666   South Africa Government Bond Series 196, 10%
                                                                   due 2/28/2009                                            517,683
                                                       3,666,668   South Africa Government Bond Series R195, 10%
                                                                   due 2/28/2008                                            510,434
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Africa - 1.1%         1,813,698
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 2.6%   Financial - 2.0%                DKK   9,590,000   Nykredit Realkredit A/S, 4% due 1/01/2008              1,715,396
                                                       9,643,856   Realkredit Danmark A/S Series 83D, 4.51%
                                                                   due 10/01/2038 (b)                                     1,703,916
                                                                                                                       ------------
                                                                                                                          3,419,312
                 ------------------------------------------------------------------------------------------------------------------
                 Government - Foreign - 0.6%     DKK   5,800,000   Denmark Government Bond, 4% due 11/15/2010             1,039,272
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Denmark               4,458,584
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                            Face
                 Industry                                 Amount   Fixed Income Securities                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 29.6%  Financial - 5.0%                EUR   6,750,000   Eurohypo AG, 3.25% due 10/26/2015                   $  8,395,900
                 ------------------------------------------------------------------------------------------------------------------
                 Government - Foreign -24.6%           1,825,000   Bundesobligation, 3.25% due 4/17/2009 (f)              2,402,128
                                                       4,450,000   Bundesobligation Series 143, 3.50% due 10/10/2008      5,898,915
                                                       1,875,000   Bundesobligation Series 145, 3.50% due 10/09/2009      2,474,652
                                                       4,985,000   Bundesobligation Series 148, 3.50% due 4/08/2011       6,535,125
                                                       1,470,000   Bundesobligation Series 149, 3.50% due 10/14/2011      1,922,199
                                                         595,000   Bundesrepublik Deutschland, 4% due 7/04/2016             791,609
                                                         110,000   Bundesrepublik Deutschland Series 06, 3.75%
                                                                   due 1/04/2017                                            143,243
                                                                   Bundesrepublik Deutschland Series 05, 3.50%
                                                                   due 1/04/2016                                          1,104,137
                                                       5,805,000   Deutsche Bundesrepublik, 3.75% due 1/04/2015           7,603,597
                                                       8,340,000   Deutsche Bundesrepublik, 4.75% due 7/04/2034          12,008,156
                                                                                                                       ------------
                                                                                                                         40,883,761
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Germany              49,279,661
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.6%   Government - Foreign - 0.6%     HUF 189,000,000   Hungary Government Bond, 7.25% due 6/12/2012           1,022,430
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Hungary               1,022,430
-----------------------------------------------------------------------------------------------------------------------------------
Iceland - 0.5%   Financial - 0.5%                ISK  57,415,198   Housing Financing Fund, 3.75% due 9/15/2014              791,122
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Iceland                 791,122
-----------------------------------------------------------------------------------------------------------------------------------
Kazakhstan -     Financial - 0.3%                USD      90,000   Kazkommerts International B.V., 8.50%
0.3%                                                               due 4/16/2013                                             94,939
                                                         270,000   Kazkommerts International B.V., 8% due 11/03/2015        274,401
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Kazakhstan              369,340
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -    Diversified Media - 0.3%                500,000   Nielsen Finance LLC, 10% due 8/01/2014 (f)               545,000
0.3%             ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in the Netherlands         545,000
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 3.0%    Government - Foreign - 3.0%     NOK  15,700,000   Norway Government Bond, 6.50% due 5/15/2013            2,836,133
                                                      12,300,000   Norway Government Bond, 5% due 5/15/2015               2,074,767
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Norway                4,910,900
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 2.7%    Energy - Exploration &          USD     400,000   Gaz Capital for Gazprom, 6.212% due 11/22/2016 (f)       400,200
                 Production - 0.5%                       340,000   Gaz Capital for Gazprom, 6.51% due 3/07/2022 (f)         345,100
                                                                                                                       ------------
                                                                                                                            745,300
                 ------------------------------------------------------------------------------------------------------------------
                 Government - Foreign - 2.2%           2,050,000   Russian Federation Bonds (Regulation S), 12.75%
                                                                   due 6/24/2028                                          3,719,930
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Russia                4,465,230
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.7%     Government - Foreign - 2.7%     EUR   1,000,000   Spain Government Bond, 4.20% due 7/30/2013             1,345,530
                                                       2,350,000   Spain Government Bond, 4.40% due 1/31/2015             3,202,616
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Spain                 4,548,146
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.1%    Government - Foreign - 1.1%     SEK  12,650,000   Sweden Government Bond, 4.50% due 8/12/2015            1,901,268
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Sweden                1,901,268
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                            Face
                 Industry                                 Amount   Fixed Income Securities                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 2.2%    Government - Foreign - 2.2%     TRY   4,200,000   Turkey Government International Bond,
                                                                   0% due 5/09/2007 (k)                                $  2,968,332
                                                 USD     600,000   Turkey Government International Bond, 7%
                                                                   due 6/05/2020                                            603,750
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Turkey                3,572,082
-----------------------------------------------------------------------------------------------------------------------------------
United           Cable - International - 0.2%            250,000   NTL Cable Plc, 9.125% due 8/15/2016                      263,750
Kingdom - 5.7%   ------------------------------------------------------------------------------------------------------------------
                 Government - Foreign - 5.5%     GBP     380,000   United Kingdom Gilt, 5% due 3/07/2008                    744,678
                                                       2,669,000   United Kingdom Gilt, 5% due 9/07/2014                  5,224,343
                                                       1,475,000   United Kingdom Gilt, 4% due 9/07/2016                  2,695,085
                                                         250,000   United Kingdom Gilt, 5% due 3/07/2025                    509,350
                                                                                                                       ------------
                                                                                                                          9,173,456
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in the
                                                                   United Kingdom                                         9,437,206
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Europe - 51.3%       85,300,969
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Argentina -      Government - Foreign - 0.7%     ARS     120,000   Argentina Bonos, 2.244% due 9/30/2008 (b)                 54,215
0.7%                                             USD     163,996   Argentina Government International Bond, 8.28%
                                                                   due 12/31/2033 (h)                                       190,121
                                                       2,032,119   Argentina Government International Bond, 0.62%
                                                                   due 12/15/2035 (c)                                       280,432
                                                       1,099,351   Argentina Government International Bond, 1.33%
                                                                   due 12/31/2038                                           568,914
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Argentina             1,093,682
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.0%    Financial - 1.1%                BRL   3,500,000   Banco Bradesco SA, 17.50% due 12/10/2007 (f)           1,757,746
                 ------------------------------------------------------------------------------------------------------------------
                 Government - Foreign - 1.9%     USD   2,450,000   Brazilian Government International Bond, 10.50%
                                                                   due 7/14/2014                                          3,148,250
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Brazil                4,905,996
-----------------------------------------------------------------------------------------------------------------------------------
Colombia - 0.9%  Government - Foreign - 0.9%             500,000   Colombia Government International Bond, 8.125%
                                                                   due 5/21/2024                                            582,500
                                                         820,000   Colombia Government International Bond, 7.375%
                                                                   due 9/18/2037                                            892,570
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Colombia              1,475,070
-----------------------------------------------------------------------------------------------------------------------------------
Dominican        Government - Foreign - 0.1%             218,595   Dominican Republic International Bond, 9.04%
Republic - 0.5%                                                    due 1/23/2018                                            252,040
                 ------------------------------------------------------------------------------------------------------------------
                 Utility - 0.4%                          630,000   Aes Dominicana Energia Finance SA, 11%
                                                                   due 12/13/2015 (f)                                       648,900
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in the
                                                                   Dominican Republic                                       900,940
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 5.3%    Government - Foreign - 5.3%     MXN   8,666,200   Mexican Bonos, 9.50% due 12/18/2014                      873,117
                                                      43,000,000   Mexican Bonos Series MI10, 9% due 12/20/2012           4,167,454

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                            Face
                 Industry                                 Amount   Fixed Income Securities                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 USD     900,000   Mexico Government International Bond Series A,
                                                                   6.625% due 3/03/2015                                $    972,000
                                                       2,612,000   Mexico Government International Bond Series A,
                                                                   6.75% due 9/27/2034                                    2,848,386
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Mexico                8,860,957
-----------------------------------------------------------------------------------------------------------------------------------
Peru - 0.9%      Government - Foreign - 0.9%             350,000   Peru Government International Bond, 9.875%
                                                                   due 2/06/2015                                            445,025
                                                         365,000   Peru Government International Bond, 8.375%
                                                                   due 5/03/2016                                            433,438
                                                         225,000   Peru Government International Bond, 8.75%
                                                                   due 11/21/2033                                           295,875
                                                         390,000   Peru Government International Bond, 6.55%
                                                                   due 3/14/2037                                            404,820
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Peru                  1,579,158
-----------------------------------------------------------------------------------------------------------------------------------
Uruguay - 0.9%   Government - Foreign - 0.9%           1,200,000   Uruguay Government International Bond, 9.25%
                                                                   due 5/17/2017                                          1,470,000
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Uruguay               1,470,000
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela -      Government - Foreign - 0.5%             730,000   Venezuela Government International Bond, 7.65%
0.5%                                                               due 4/21/2025                                            774,165
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Venezuela               774,165
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in
                                                                   Latin America - 12.7%                                 21,059,968
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 4.7%    Diversified Media - 0.6%              1,000,000   Quebecor World Capital Corp., 8.75% due
                                                                   3/15/2016 (f)
                                                                                                                          1,012,500
                 ------------------------------------------------------------------------------------------------------------------
                 Government - Foreign - 3.0%     CAD   4,690,000   Canadian Government Bond, 5% due 6/01/2014             4,297,047
                                                         700,000   Canadian Government Bond, 5% due 6/01/2037               693,488
                                                                                                                       ------------
                                                                                                                          4,990,535
                 ------------------------------------------------------------------------------------------------------------------
                 Metal - Other - 0.6%            USD     850,000   Novelis, Inc., 7.25% due 2/15/2015                       898,875
                 ------------------------------------------------------------------------------------------------------------------
                 Paper - 0.5%                            750,000   Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012          553,125
                                                         250,000   Domtar, Inc., 7.125% due 8/15/2015                       248,750
                                                                                                                       ------------
                                                                                                                            801,875
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Canada                7,703,785
-----------------------------------------------------------------------------------------------------------------------------------
United           Airlines - 0.0%                          12,408   Continental Airlines, Inc. Series 1998-1-C, 6.541%
States - 4.6%                                                      due 9/15/2009                                             12,408
                 ------------------------------------------------------------------------------------------------------------------
                 Automotive - 0.2%                       400,000   American Tire Distributors, Inc., 11.599%
                                                                   due 4/01/2012 (b)                                        400,000
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals - 0.8%                        300,000   Equistar Chemicals LP, 8.75% due 2/15/2009               312,750
                                                         875,000   Omnova Solutions, Inc., 11.25% due 6/01/2010             929,688
                                                                                                                       ------------
                                                                                                                          1,242,438
                 ------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                            Face
                 Industry                                 Amount   Fixed Income Securities                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Consumer - Non-Durables - 0.2%  USD     375,000   American Greetings Corp., 7.375% due 6/01/2016      $    386,719
                 ------------------------------------------------------------------------------------------------------------------
                 Energy - Exploration &                  850,000   Sabine Pass LNG LP, 7.50% due 11/30/2016 (f)             856,375
                 Production - 0.5%
                 ------------------------------------------------------------------------------------------------------------------
                 Gaming - 0.3%                           500,000   Station Casinos, Inc., 7.75% due 8/15/2016               513,125
                 ------------------------------------------------------------------------------------------------------------------
                 Housing - 0.3%                          250,000   Ply Gem Industries, Inc., 9% due 2/15/2012               216,875
                                                         250,000   Stanley-Martin Communities LLC, 9.75%
                                                                   due 8/15/2015                                            224,062
                                                                                                                       ------------
                                                                                                                            440,937
                 ------------------------------------------------------------------------------------------------------------------
                 Information Technology - 0.1%           250,000   Telcordia Technologies, Inc., 10%
                                                                   due 3/15/2013 (f)                                        233,750
                 ------------------------------------------------------------------------------------------------------------------
                 Manufacturing - 0.6%                  1,000,000   Superior Essex Communications LLC, 9%
                                                                   due 4/15/2012                                          1,032,500
                 ------------------------------------------------------------------------------------------------------------------
                 Service - 0.8%                          250,000   Ashtead Capital, Inc., 9% due 8/15/2016 (f)              266,250
                                                         450,000   Avis Budget Car Rental LLC, 7.86%
                                                                   due 5/15/2014 (b)(f)                                     459,000
                                                         500,000   Dycom Industries, Inc., 8.125% due 10/15/2015            525,000
                                                                                                                       ------------
                                                                                                                          1,250,250
                 ------------------------------------------------------------------------------------------------------------------
                 Telecommunications - 0.3%               500,000   Qwest Corp., 7.50% due 10/01/2014                        527,500
                 ------------------------------------------------------------------------------------------------------------------
                 Utility - 0.5%                          250,000   Edison Mission Energy, 7.75% due 6/15/2016               260,625
                                                         475,000   Reliant Energy, Inc., 9.50% due 7/15/2013                517,156
                                                                                                                       ------------
                                                                                                                            777,781
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in the
                                                                   United States                                          7,673,783
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in
                                                                   North America - 9.3%                                  15,377,568
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.3%     Utility - 0.3%                          500,000   AES China Generating Co. Ltd., 8.25% due 6/26/2010       499,175
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in China                   499,175
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia -      Government - Foreign - 0.5%             350,000   Indonesia Government International Bond, 7.50%
0.8%                                                               due 1/15/2016 (f)                                        385,438
                                                         500,000   Indonesia Government International Bond, 6.625%
                                                                   due 2/17/2037 (f)                                        492,500
                                                                                                                       ------------
                                                                                                                            877,938
                 ------------------------------------------------------------------------------------------------------------------
                 Telecommunications - 0.3%               475,000   Excelcomindo Finance Co. BV, 8% due 1/27/2009 (f)        486,281
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Indonesia             1,364,219
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 1.9%     Government - Foreign - 1.9%     JPY 373,000,000   Japan Government Fifteen Year Bond Series 39,
                                                                   1.27% due 3/20/2021(b)                                 3,167,525
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Japan                 3,167,525
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                            Face
                 Industry                                 Amount   Fixed Income Securities                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Philippines -    Government - Foreign - 0.3%     USD     370,000   Philippine Government International Bond, 9%
0.3%                                                               due 2/15/2013                                       $    425,963
                                                          10,000   Philippine Government International Bond, 8.875%
                                                                   due 3/17/2015                                             11,713
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in the Philippines         437,676
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities in Pacific
                                                                   Basin/Asia - 3.3%                                      5,468,595
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Fixed Income Securities
                                                                   (Cost - $125,199,773) - 77.7%                        129,020,798
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Structured Notes (j)
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.4%                                    BRL   9,150,000   Citigroup Funding Inc. (Brazil NTN-F), 10%
                                                                   due 1/03/2012 (b)(f)                                   4,154,650
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Structured Notes
                                                                   (Cost - $3,729,026) - 2.4%                             4,154,650
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   U.S. Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United                                           USD     905,000   U.S. Treasury Bonds, 4.50% due 2/15/2036                 853,245
States - 2.1%                                            721,512   U.S. Treasury Inflation Indexed Bonds, 2.50%
                                                                   due 7/15/2016                                            740,367
                                                       1,228,666   U.S. Treasury Inflation Indexed Bonds, 2%
                                                                   due 1/15/2026                                          1,167,713
                                                         765,000   U.S. Treasury Notes, 4.50% due 9/30/2011 (e)             763,745
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total U.S. Government Obligations
                                                                   (Cost - $3,529,680) - 2.1%                             3,525,070
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Non-U.S. Government Collateralized
                                                                   Mortgage Obligations
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United                                                 1,700,000   Bank of America Credit Card Trust Series 2006-A16
States - 14.5%                                                     Class A16, 4.72% due 5/15/2013                         1,689,076
                                                       1,800,000   Bank One Issuance Trust Series 2002-A5 Class A5,
                                                                   5.44% due 6/15/2010 (b)                                1,801,363
                                                       2,150,000   Bank One Issuance Trust Series 2003-A10 Class A10,
                                                                   5.43% due 6/15/2011 (b)(e)                             2,154,187
                                                       1,030,000   Bear Stearns Commercial Mortgage Securities
                                                                   Series 2005-PWR8 Class A4, 4.674% due 6/11/2041          987,211
                                                         920,000   CWCapital Cobalt Series 2006-C1 Class A4, 5.223%
                                                                   due 8/15/2048                                            906,591
                                                       2,550,000   Chase Issuance Trust Series 2005-A3 Class A, 5.34%
                                                                   due 10/17/2011 (b)                                     2,551,835

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                            Face   Non-U.S. Government Collateralized
                                                          Amount   Mortgage Obligations                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 USD   1,300,000   Chase Manhattan Auto Owner Trust Series 2005-B
                                                                   Class A4, 4.88% due 6/15/2012                       $  1,296,980
                                                       1,020,000   First Union National Bank Commercial Mortgage
                                                                   Series 1999-C4 Class A2, 7.39% due 12/15/2031          1,064,922
                                                       1,675,000   Ford Credit Auto Owner Trust Series 2006-C Class
                                                                   A3, 5.16% due 11/15/2010                               1,679,153
                                                         847,013   Freddie Mac Multiclass Certificates Series 2945
                                                                   Class BD, 5.50% due 10/15/2034                           853,570
                                                         870,000   LB-UBS Commercial Mortgage Trust Series 2006-C7
                                                                   Class A3, 5.347% due 11/15/2038                          867,932
                                                       1,010,000   LB-UBS Commercial Mortgage Trust Series 2007-C1
                                                                   Class A4, 5.424% due 2/15/2040                         1,018,595
                                                       2,100,000   MBNA Credit Card Master Note Trust Series 2006-A4
                                                                   Class A4, 5.31% due 9/15/2011 (b)                      2,101,221
                                                         975,000   PECO Energy Transition Trust Series 2001-A
                                                                   Class A1, 6.52% due 12/31/2010                         1,018,702
                                                         882,025   Residential Asset Mortgage Products, Inc.
                                                                   Series 2006-RZ2 Class A1, 5.39% due 5/25/2036 (b)        882,075
                                                       1,450,000   SLM Student Loan Trust Series 2005-1 Class A2,
                                                                   5.44% due 4/27/2020 (b)                                1,452,061
                                                         850,000   Salomon Brothers Mortgage Securities VII
                                                                   Series 2001-C2 Class A3, 6.499% due 10/13/2011           892,060
                                                         932,488   Wells Fargo Home Equity Trust Series 2006-2
                                                                   Class A1, 5.394% due 7/25/2036 (b)                       932,364
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Non-U.S. Government
                                                                   Collateralized Mortgage Obligations
                                                                   (Cost - $24,099,842) - 14.5%                          24,149,898
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Beneficial
                                                        Interest   Other Interests (d)
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United           Cable - U.S. - 0.0%                     575,000   Adelphia Recovery Trust                                    2,300
States - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total in Other Interests (Cost - $2,300) - 0.0%            2,300
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                 USD   1,186,806   BlackRock Liquidity Series, LLC
                                                                   Cash Sweep Series, 5.26% (a)(i)                        1,186,806
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Short-Term Securities
                                                                   (Cost - $1,186,806) - 0.7%                             1,186,806
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Id, Inc.
Schedule of Inves of March 31, 2007                            (in U.S. dollars)

                                                       Number of
                                                       Contracts   Options Purchased                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United           Call Options Purchased - 0.0%             6,900   Taiwan Dollars, expiring July 2007 at USD 33.31,
States - 0.0%                                                      Broker Morgan Stanley Capital Services, Inc.        $     20,348
                 ------------------------------------------------------------------------------------------------------------------
                                                          69,000   South Korean Won, expiring July 2007 at USD 955,
                                                                   Broker Morgan Stanley Capital Services, Inc.              22,618
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Options Purchased
                                                                   (Premiums Paid - $62,100) - 0.0%                          42,966
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments  (Cost - $160,213,283) - 97.7%     162,587,020
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Options Written
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United           Call Options Written - 0.0%              69,000   South Korean Won, expiring July 2007 at USD 955,
States - 0.0%                                                      Broker Morgan Stanley Capital Services, Inc.             (22,618)
                 ------------------------------------------------------------------------------------------------------------------
                                                                   Total Options Written
                                                                   (Premiums Received - $18,837) - 0.0%                     (22,618)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments, Net of Options Written
                                                                   (Cost - $160,194,446*) - 97.7%                       162,564,402

                                                                   Other Assets Less Liabilities - 2.3%                   3,904,646
                                                                                                                       ------------
                                                                   Net Assets - 100.0%                                 $166,469,048
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 160,132,974
                                                                  =============
      Gross unrealized appreciation                               $   5,212,610
      Gross unrealized depreciation                                  (2,781,182)
                                                                  -------------
      Net unrealized appreciation                                 $   2,431,428
                                                                  =============

(a)   Represents the current yield as of March 31, 2007.
(b)   Floating rate security.
(c)   Non-income producing security.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e) All or a portion of security held as collateral in connection with open financial futures contracts.
(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h) Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series,
      LLC Cash Sweep Series                          $(9,127,453)        $46,000
      --------------------------------------------------------------------------

(j) Security represents an index linked note. Accordingly, value of the instrument is derived from the price fluctuations in the underlying index.
(k)   Represents a zero coupon bond.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Forward foreign exchange contracts as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                     Unrealized
      Foreign                                 Settlement           Appreciation
      Currency Purchased                         Date             (Depreciation)
      --------------------------------------------------------------------------
      AUD                 4,795,000           April 2007              $ 169,822
      BRL                25,030,000           April 2007                239,677
      CHF                 2,021,756           April 2007                  9,514
      COP             6,883,715,000           April 2007                (22,323)
      CZK                 7,884,975           April 2007                  3,846
      EUR                18,479,737           April 2007                402,227
      GBP                   520,000           April 2007                 20,116
      HUF             1,202,779,840           April 2007                287,292
      IDR            24,519,500,000           April 2007                 (2,416)
      ISK                 4,427,300           April 2007                    239
      JPY             6,601,530,144           April 2007                 44,314
      KRW             1,536,480,000           April 2007                (13,795)
      MXN               333,385,000           April 2007                (61,366)
      MYR                13,627,200           April 2007                 29,810
      NOK                10,668,989           April 2007                 78,994
      PHP               168,811,000           April 2007                 27,359
      PLN                 3,153,200           April 2007                 29,910
      SEK                 6,995,235           April 2007                 (5,402)
      SGD                 3,475,332           April 2007                 21,716
      TRY                17,402,005           April 2007                333,070
      TRY                 5,382,300           August 2007               369,216
      ZAR               172,257,531           April 2007                 94,731
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on
      Forward Foreign Exchange Contracts -
      Net (USD Commitment - $195,410,882)                           $ 2,056,551
                                                                    ===========

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                                     Unrealized
      o Foreign                               Settlement           Appreciation
        Currency Sold                            Date             (Depreciation)
        ------------------------------------------------------------------------
        ARS                 2,750,000         April 2007               $ (1,313)
        AUD                 3,945,000         April 2007               (102,316)
        BRL                34,536,020         April 2007               (371,805)
        CAD                 2,442,000         April 2007                (35,868)
        COP             6,883,715,000         April 2007                (14,590)
        DKK                19,298,000         April 2007                (47,714)
        EUR                18,221,500         April 2007               (466,764)
        GBP                   113,500         April 2007                 (4,435)
        HUF             1,281,361,860         April 2007               (281,225)
        IDR               599,852,450         April 2007                    394
        ISK                67,294,000         April 2007                (92,734)
        JPY             1,061,056,500         April 2007               (118,486)
        MXN               362,694,000         April 2007                 46,715
        MYR                 7,450,000         April 2007                (33,808)
        NOK                31,765,000         April 2007               (185,169)
        PHP               159,945,000         April 2007                (31,180)
        TRY                31,706,013         April 2007               (498,487)
        ZAR               184,629,800         April 2007               (189,246)
        ------------------------------------------------------------------------
        Total Unrealized Depreciation on
        Forward Foreign Exchange Contracts -
        Net (USD Commitment - $160,209,909)                        $ (2,428,031)
                                                                   ===========

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

o Financial futures contracts purchased as of March 31, 2007 were as follows:

      ---------------------------------------------------------------------------------------------------
      Number of                                              Expiration      Face              Unrealized
      Contracts   Issue                    Exchange                Date      Value           Depreciation
      ---------------------------------------------------------------------------------------------------
            88    90-Day Bank Bill          Sydney        September 2007   $15,887,357         $    (279)
            80    3-Year Australian
                  Bond Future                Other            June 2007    $ 6,482,387           (34,069)
             1    Euro-BOBL Future           Other            June 2007    $   145,539            (1,027)
            47    2-Year U.S.
                  Treasury Bond             Chicago           June 2007    $ 9,629,962              (103)
      ---------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation-Net                                                        $ (35,478)
                                                                                               =========

o     Financial futures contracts sold as of March 31, 2007 were as follows:

      ---------------------------------------------------------------------------------------------------
      Number of                                              Expiration      Face              Unrealized
      Contracts   Issue                    Exchange                Date      Value           Appreciation
      ---------------------------------------------------------------------------------------------------
            35    Euro Bond Future         American           June 2007    $ 5,426,221          $  53,186
            49    5-Year U.S.
                  Treasury Bond             Chicago           June 2007    $ 5,195,138             11,091
            99    10-Year U.S.
                  Treasury Bond             Chicago           June 2007    $10,731,400             27,025
             7    30-Year U.S.
                  Treasury Bond             Chicago           June 2007    $   787,748              8,998
      ---------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation-Net                                                         $ 100,300
                                                                                                =========

o     Swaps outstanding as of March 31, 2007 were as follows:

      ---------------------------------------------------------------------------------
                                                                             Unrealized
                                                               Notional    Appreciation
                                                                 Amount  (Depreciation)
      ---------------------------------------------------------------------------------
      Sold credit default protection on Republic of
      Colombia and receive 1.80%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires April 2007                                USD   1,000,000         $ 1,035

      Sold credit default protection on Russia
      Government International Bond and
      receive 0.68%

      Broker, JPMorgan Chase
      Expires June 2007                                 USD   1,000,000           1,188

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                                                   Unrealized
                                                                    Notional     Appreciation
                                                                      Amount   (Depreciation)
       --------------------------------------------------------------------------------------
       Receive a fixed rate of 7.73% and pay a floating rate
       based on 3-month New Zealand Dollar Bank Bill rate

       Broker, Citibank, N.A.
       Expires March 2009                                    NZD   4,020,000       $  (10,418)

       Sold credit default protection on Indonesia
       Government International Bond and receive 1.63%

       Broker, Citibank, N.A.
       Expires March 2011                                    USD   1,500,000           39,009

       Sold credit default protection on
       United Mexican States and receive 0.78%

       Broker, Morgan Stanley Capital Services, Inc.
       Expires June 2011                                     USD   1,000,000           15,550

       Pay a fixed rate of 5.52% and receive a floating rate based on 6-month British Pound Sterling LIBOR rate

       Broker, Citibank, N.A.
       Expires February 2012                                 GBP   1,040,000            8,164

       Pay a fixed rate of 1.51% and receive a floating rate based on 6-month JPY Fixing LIBOR rate

       Broker, Citibank, N.A.
       Expires December 2013                                 JPY 161,000,000            1,173

       Pay a fixed rate of 8.15% and receive a floating rate based on 3-month Johannesburg Inter-Bank Agreed
       Rate (JIBAR)

       Broker, JPMorgan Chase
       Expires July 2017                                     ZAR  14,000,000           (3,494)

       Receive a fixed rate of 2.39% and pay a floating rate based on 6-month JPY Fixing LIBOR rate

       Broker, Citibank, N.A.
       Expires December 2036                                 JPY  51,000,000           (7,872)
       --------------------------------------------------------------------------------------
       Total                                                                       $   44,335
                                                                                   ==========

BlackRock World Income Fund, Inc.
Schedule of Investments as of March 31, 2007

o     Currency Abbreviations:

      ARS      Argentine Peso                     JPY       Japanese Yen
      AUD      Australian Dollar                  KRW       South Korean Won
      BRL      Brazilian Real                     MXN       Mexican New Peso
      CAD      Canadian Dollar                    MYR       Malaysian Ringgit
      CHF      Swiss Franc                        NOK       Norwegian Krone
      COP      Columbian Peso                     NZD       New Zealand Dollar
      CZK      Czech Koruna                       PHP       Philippine Peso
      DKK      Danish Krone                       PLN       Polish Zloty
      EUR      Euro                               SEK       Swedish Krona
      GBP      British Pound                      SGD       Singapore Dollar
      HUF      Hungary Forint                     TRY       Turkish Lira
      IDR      Indonesian Rupiah                  USD       U.S. Dollar
      ISK      Icelandic Krona                    ZAR       South African Rand

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock World Income Fund, Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock World Income Fund, Inc.

Date: May 21, 2007


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock World Income Fund, Inc.

Date: May 21, 2007